EXPIRING: 10.31 Fidelity International Discovery Fund Z PRO-02 | Fidelity® International Discovery Fund

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® International Discovery Fund} - EXPIRING: 10.31 Fidelity International Discovery Fund Z PRO-02 - Fidelity® International Discovery Fund	Past 1 year	Since Inception [1]	Inception Date
Fidelity International Discovery Fund-Class Z Equity			Aug. 13, 2013
Fidelity International Discovery Fund-Class Z Equity | Return Before Taxes	4.94%	4.08%
Fidelity International Discovery Fund-Class Z Equity | After Taxes on Distributions	4.75%	3.69%	Aug. 13, 2013
Fidelity International Discovery Fund-Class Z Equity | After Taxes on Distributions and Sales	3.14%	3.17%	Aug. 13, 2013
MSCI EAFE Index(reflects no deduction for fees, expenses, or taxes)	(0.67%)	1.44%
[1]	From August 13, 2013